LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND

JANUARY 3, 2000

Dear Shareholder:

During the one-year period ended November 30, 1999, the J.P. Morgan Institutional Tax Exempt Money Market Fund returned 3.08% versus the 2.90% return of the Lipper Institutional Tax Exempt Money Market Funds Average. The fund's average 7-day current yield of 3.58% translates to a tax equivalent yield of 5.93%, assuming a 39.6% federal income tax rate.

The fund maintained a stable $1.00 net asset value over the period. On November 30, 1999, the net assets of the fund were approximately $454.0 million, while the net assets of the master portfolio, in which the fund invests, were approximately $2.1 billion. Dividends of approximately $0.01 were paid from ordinary income, all of which is exempt from federal income taxes.

This report includes a question and answer session with Dick Oswald, the portfolio manager primarily responsible for the master portfolio. In this interview, Dick talks about the events of the previous 12 months that had the greatest effect on the portfolio and discusses how our investment strategy was used to protect assets in a difficult environment.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 766-7722.

Sincerely yours,

/s/ Ramon de Oliveira                    /s/ Keith M. Schappert

Ramon de Oliveira                        Keith M. Schappert
Chairman of Asset Management Services    President of Asset Management Services
J.P. Morgan &Co. Incorporated            J.P. Morgan &Co. Incorporated


------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS .... 1  GLOSSARY OF TERMS ........... 5

FUND PERFORMANCE .............. 2  FUND FACTS AND HIGHLIGHTS ... 6

PORTFOLIO MANAGER Q&A ......... 3  FINANCIAL STATEMENTS ........ 8
------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.



PERFORMANCE                                           TOTAL RETURNS              AVERAGE ANNUAL TOTAL RETURNS
                                                    -----------------       -------------------------------------
                                                    THREE      SIX          ONE        THREE     FIVE      TEN
AS OF NOVEMBER 30, 1999                             MONTHS     MONTHS       YEAR       YEARS     YEARS     YEARS*
---------------------------------------------------------------------       -------------------------------------

J.P. Morgan Institutional Tax Exempt
   Money Market Fund                                0.82%      1.58%        3.08%      3.29%     3.37%     3.42%
Lipper Institutional Tax Exempt
   Money Market Fund Average                        0.77%      1.48%        2.90%      3.15%     3.25%     3.37%

AS OF SEPTEMBER 30, 1999
---------------------------------------------------------------------       -------------------------------------
J.P. Morgan Institutional Tax Exempt
   Money Market Fund                                0.76%      1.54%        3.05%      3.29%     3.36%     3.46%
Lipper Institutional Tax Exempt
   Money Market Fund Average                        0.72%      1.46%        2.89%      3.15%     3.26%     3.42%

*PERFORMANCE PRIOR TO AUGUST 5, 1993 (COMMENCEMENT OF INVESTMENT OPERATIONS) REFLECTS PERFORMANCE OF THE J.P. MORGAN TAX EXEMPT MONEY MARKET FUND, WHICH HAD A HIGHER EXPENSE RATIO.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS, AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

[PHOTO]

The following is an interview with DICK OSWALD, vice president and member of the portfolio management team for the master portfolio, in which the fund invests. Dick joined Morgan in October 1996 after eight years with CBS Inc., where he served as corporate treasurer and president of the company's investment subsidiary. In this capacity, he managed a portfolio invested in a broad range of fixed income securities including preferred stocks and tax-exempt bonds. Prior to CBS Inc., he was at Primerica Corporation and Price Waterhouse. Dick earned a BA from the University of Toronto and an MBA from the Rochester Institute of Technology, and is a CPA. This interview was conducted on December 15, 1999, and represents Dick's views on that date.

WHAT FACTORS HAVE HAD THE GREATEST IMPACT ON THE TAX-EXEMPT MONEY MARKET OVER THE PAST YEAR?

DO: There have been three key factors that influenced the tax-exempt money market over the past 12 months. Traditionally, the short-term tax-exempt market is affected by seasonal factors such as year-end balance sheet-related activity, tax-exempt coupon payment dates, and tax payment due dates. In the periods around year-end and April 15 there tends to be an outflow of assets from the market that causes rates to spike upwards. The opposite occurs on January 1 and June 1 when many municipalities make coupon payments. Secondly, three Fed rate increases in June, October, and November pushed short-term tax-exempt yields higher in sympathy with their taxable counterparts. And finally, concerns over Y2K-related effects on the availability of investments over the year end have caused a great deal of speculation and positioning as December 31 approaches.

HOW HAVE YOU HAD THE PORTFOLIO POSITIONED TO WEATHER THIS VOLATILITY?

DO: Staying liquid is the key to weathering the interest rate volatility. We are fortunate to have a relatively stable investor base, thus we can minimize liquidity - that is, reduce the amount of cash needed on hand - and can invest a bit farther out on the yield curve. In addition, we entered into an agreement to purchase a block of short-term tax-exempt notes over year-end to ensure that the fund would have sufficient attractive investments at a time when liquidity was expected to disappear.

I would like to note that, during the period, the fund received an AAA rating from both Standard & Poor's and Moody's. All of our money market funds now have this top rating.

TO WHAT DO YOU ATTRIBUTE THE FUND'S OUTPERFORMANCE IN THE PAST 12 MONTHS?

DO: Minimizing the lowest yielding securities in the portfolio, as well as anticipating the traditional rate movements and increasing the average life of the holdings, has been the main contributing factor to our outperformance.

WHAT IS YOUR OUTLOOK GOING FORWARD?

DO: We see several things happening in the coming months. Despite earlier fears of a lack of supply over year-end, year-end activity is progressing rather normally. We expect the rising rate environment to continue, with a 25 basis point hike expected from the Fed at its February meeting. Eventually, these incremental steps will bring about the desired slowdown and "soft landing." We think that the current strength in oil prices will translate into increasing headline inflation, noticeable as early as the first quarter of 2000. Global growth will also continue its positive trend which will have implications down the road for U.S. assets as other countries' assets become more attractive on a relative value basis.

IN LIGHT OF THIS FORECAST, HOW ARE YOU POSITIONING THE PORTFOLIO?

DO: We will keep duration on the shorter side in anticipation of further Fed hikes. We will continue to monitor our liquidity levels and selectively invest in attractive opportunities as issuers push the maturities of their short-term borrowings out past year-end.

GLOSSARY OF TERMS

AVERAGE MATURITY: The weighted average time to maturity of the entire portfolio with the weights equal to the percentage of the portfolio invested in each security (see Maturity).

CREDIT RATING: The rating assigned to a bond or note by independent rating agencies such as Standard & Poor's Corporation and Moody's Investors Service. In evaluating creditworthiness, these agencies assess the issuer's present financial condition and future ability and willingness to make principal and interest payments when due.

CREDIT RISK: Financial risk that an obligation will not be paid and a loss will result.

LETTER OF CREDIT: Instrument or document issued by a bank guaranteeing the payment of a customer's drafts up to a stated amount and eliminating the seller's risk.

MATURITY: The date on which the life of a financial instrument ends through cash or physical settlement or expiration with no value or the date a security comes due and fully payable.

VARIABLE RATE DEMAND NOTE: Note representing borrowings that is payable on demand and that bears interest tied to a base money market rate, usually the bank prime rate. The rate on the note is adjusted upward or downward each time the base rate changes.

YIELD: Coupon rate of interest on a bond divided by the purchase price. As a bond's price falls, its yield rises and vice versa.

YIELD CURVE: A graph showing the term structure or level of interest rates ranging from the shortest to the longest maturities. The resulting curve shows if short-term interest rates are higher or lower than long-term rates. Normally, the longer the bond, the higher the yield it offers, resulting in a positive yield curve. An inverted yield curve can occur when there are supply/demand imbalances for various maturities, which results in short-term rates at higher levels than longer-term instruments.

YIELD SPREAD: The difference in yield between different types of securities. For example, if a Treasury bond is yielding 6.00% and a municipal is yielding 5.00%, the yield spread is 1.00% or 100 basis points.

FUND FACTS

INVESTMENT OBJECTIVE

J.P. Morgan Institutional Tax Exempt Money Market Fund seeks to maximize current income that is exempt from federal income tax consistent with the preservation of capital and same-day liquidity. It is designed for investors who seek to preserve capital and earn current income exempt from federal income tax.

-------------------------------------------------------------------------------
INCEPTION DATE
07/12/93


-------------------------------------------------------------------------------
FUND NET ASSETS AS OF 11/30/99
$454,037,451


--------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 11/30/99
$2,066,578,108


-------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY


-------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/13/99


-------------------------------------------------------------------------------



EXPENSE RATIO
The fund's current annual expense ratio of 0.20% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after fee waivers and reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF NOVEMBER 30, 1999

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

VARIABLE RATE DEMAND NOTES     69.4

COMMERCIAL PAPER               13.5

TAX REVENUE ANTICIPATION NOTES  7.7

GENERAL OBLIGATIONS             4.1

REVENUE BONDS                   3.4

REVENUE ANTICIPATION NOTES      1.9


AVERAGE 7-DAY YIELD
3.58%*

AVERAGE MATURITY
41 DAYS


*YIELDS ARE NET OF FEES, ASSUME REINVESTMENT OF FUND DISTRIBUTIONS AND REFLECT THE REIMBURSEMENT OF CERTAIN FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD THESE EXPENSES NOT BEEN SUBSIDIZED, THE 7-DAY YIELD WOULD HAVE BEEN LOWER.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. WHILE THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.

Opinions expressed herein are based on current market conditions and are subject to change without notice. The fund invests through a master portfolio (another fund with the same objective). Income may be subject to some state or local taxes. Some income may be subject to the Federal alternative minimum tax for certain investors. Capital gains are not exempt from taxes.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ IT CAREFULLY BEFORE INVESTING.

J.P. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

ASSETS
Investment in The Tax Exempt Money Market
  Portfolio ("Portfolio"), at value                $454,291,328
Receivable for Expense Reimbursements                   104,942
Prepaid Expenses and Other Assets                         2,849
Prepaid Trustees' Fees                                      762
                                                   ------------
    Total Assets                                    454,399,881
                                                   ------------
LIABILITIES
Dividends Payable to Shareholders                       234,493
Administrative Services Fee Payable                      16,235
Administration Fee Payable                                  477
Fund Services Fee Payable                                   211
Accrued Expenses                                        111,014
                                                   ------------
    Total Liabilities                                   362,430
                                                   ------------
NET ASSETS
Applicable to 454,097,283 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $454,037,451
                                                   ============
Net Asset Value, Offering and Redemption Price
  Per Share                                               $1.00
                                                           ----
                                                           ----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $454,096,745
Accumulated Net Realized Loss on Investment             (59,294)
                                                   ------------
    Net Assets                                     $454,037,451
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                FOR THE THREE               FOR THE FISCAL
                                                                MONTHS ENDED                  YEAR ENDED
                                                              NOVEMBER 30, 1999             AUGUST 31, 1999
                                                              -----------------             ---------------
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                     $      3,733,929              $   17,785,835
Allocated Portfolio Expenses                                          (214,107)                 (1,111,250)
                                                              ----------------              --------------
    Net Investment Income Allocated from
      Portfolio                                                      3,519,822                  16,674,585
                                                              ----------------              --------------
FUND EXPENSES
Shareholder Servicing Fee                                              106,787                     552,311
Administrative Services Fee                                             26,680                     147,085
Transfer Agent Fees                                                      4,800                      27,294
Professional Fees                                                       11,542                      18,179
Fund Services Fee                                                        1,757                      13,444
Printing Expenses                                                        5,992                      13,122
Registration Fees                                                          206                      11,082
Administration Fee                                                       1,452                       8,980
Trustees' Fees and Expenses                                                858                       8,009
Insurance Expense                                                          484                       2,105
Miscellaneous                                                               --                      12,518
                                                              ----------------              --------------
    Total Fund Expenses                                                160,558                     814,129
Less: Reimbursement/Waiver of Expenses                                (159,187)                   (809,338)
                                                              ----------------              --------------
NET FUND EXPENSES                                                        1,371                       4,791
                                                              ----------------              --------------
NET INVESTMENT INCOME                                                3,518,451                  16,669,794
NET REALIZED GAIN (LOSS) ON INVESTMENT ALLOCATED
  FROM PORTFOLIO                                                       (51,188)                      1,189
                                                              ----------------              --------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $      3,467,263              $  $16,670,983
                                                              ================              ==============

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE THREE    FOR THE FISCAL   FOR THE FISCAL
                                                     MONTHS ENDED       YEAR ENDED       YEAR ENDED
                                                   NOVEMBER 30, 1999  AUGUST 31, 1999  AUGUST 31, 1998
                                                   -----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $      3,518,451   $    16,669,794  $    16,998,901
Net Realized Gain (Loss) on Investment
  Allocated from Portfolio                                  (51,188)            1,189           16,861
                                                   ----------------   ---------------  ---------------
    Net Increase in Net Assets Resulting from
      Operations                                          3,467,263        16,670,983       17,015,762
                                                   ----------------   ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                    (3,518,451)      (16,669,794)     (16,998,901)
                                                   ----------------   ---------------  ---------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  (AT A CONSTANT $1.00 PER SHARE)
Proceeds from Shares of Beneficial Interest Sold        486,477,715     2,747,991,156    3,041,853,798
Reinvestment of Dividends                                 2,813,059        12,164,950       11,998,593
Cost of Shares of Beneficial Interest Redeemed         (451,751,401)   (2,937,899,271)  (2,750,521,384)
                                                   ----------------   ---------------  ---------------
    Net Increase (Decrease) from Transactions in
      Shares of Beneficial Interest                      37,539,373      (177,743,165)     303,331,007
                                                   ----------------   ---------------  ---------------
    Total Increase (Decrease) in Net Assets              37,488,185      (177,741,976)     303,347,868
NET ASSETS
Beginning of Period                                     416,549,266       594,291,242      290,943,374
                                                   ----------------   ---------------  ---------------
End of Period                                      $    454,037,451   $   416,549,266  $   594,291,242
                                                   ================   ===============  ===============

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                            FOR THE THREE                     FOR THE FISCAL YEAR ENDED AUGUST 31,
                                            MONTHS ENDED       ------------------------------------------------------------------
                                          NOVEMBER 30, 1999       1999          1998          1997          1996          1995
                                          -----------------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD          $   1.00          $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                              --------          --------      --------      --------      --------      --------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                           0.0082            0.0302        0.0339        0.0330        0.0331        0.0352
Net Realized Gain (Loss) on Investment         (0.0000)(a)        0.0000(a)     0.0000(a)    (0.0000)(a)   (0.0000)(a)   (0.0002)
                                              --------          --------      --------      --------      --------      --------
Total from Investment Operations                0.0082            0.0302        0.0339        0.0330        0.0331        0.0350
                                              --------          --------      --------      --------      --------      --------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                          (0.0082)          (0.0302)      (0.0339)      (0.0330)      (0.0331)      (0.0352)
                                              --------          --------      --------      --------      --------      --------

NET ASSET VALUE, END OF PERIOD                $   1.00          $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                              ========          ========      ========      ========      ========      ========

RATIOS AND SUPPLEMENTAL DATA
Total Return                                      0.82%(b)          3.06%         3.45%         3.35%         3.36%         3.57%
Net Assets, End of Period (in thousands)      $454,037          $416,549      $594,291      $290,943      $163,569      $100,142
Ratios to Average Net Assets
  Net Expenses                                    0.20%(c)          0.20%         0.22%         0.29%         0.35%         0.35%
  Net Investment Income                           3.29%(c)          3.02%         3.37%         3.29%         3.28%         3.49%
  Expenses without reimbursement/waiver           0.35%(c)          0.35%         0.35%         0.39%         0.42%         0.50%

------------------------
(a) Less than $0.0001.

(b) Not Annualized.

(c) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

J.P. Morgan Institutional Tax Exempt Money Market Fund (the "fund") is a separate series of the J.P. Morgan Institutional Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992 . The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund commenced operations on July 12, 1993. At a meeting on November 12, 1998, the trustees elected to change the fund's fiscal year end from August 31 to November 30.

The fund invests all of its investable assets in The Tax Exempt Money Market Portfolio (the "portfolio"), a diversified open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (22% at November 30, 1999). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Substantially all the fund's net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Internal Revenue Code of 1986 (the "Code"), as amended and may be reflected in the fund's daily dividends. Substantially all the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the fund.

   d) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   e) The fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Code, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

J.P. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

   f) For federal income tax purposes, the fund had a capital loss carryforward at November 30, 1999 of $66,275, which expires in 2007. To the extent that this capital loss is used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders.

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the three months ended November 30, 1999 and for the fiscal year ended August 31, 1999, the fee for these services amounted to $1,452 and $8,980, respectively.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorportated ("J.P. Morgan"), under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the trust and the J.P. Morgan Funds invest (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the three months ended November 30, 1999 and for the fiscal year ended August 31, 1999, the fees for these services amounted to $26,680 and $147,085, respectively.

      J.P. Morgan has agreed to waive and/or reimburse all fund expenses (except for those allocated to the fund by the portfolio, and extraordinary expenses). J.P. Morgan will not waive/reimburse fund expenses if such waiver/reimbursement would cause total operating expenses to be less than 0.20%, and in no case will total operating expenses exceed 0.25%. Prior to June, 1999, this limit was 0.35%. This reimbursement arrangement can be changed or terminated at any time after February 28, 2001, at the option of J.P. Morgan. For the three months ended November 30, 1999 and for the fiscal year ended August 31, 1999, J.P. Morgan has agreed to reimburse the fund $159,187 and $809,338, respectively.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly

J.P. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------
      at an annual rate of 0.10% of the average daily net assets of the fund. For the three months ended November 30, 1999 and for the fiscal year ended August 31, 1999, J.P. Morgan has agreed to waive the fees for these services which amounted to $106,787 and $552,311, respectively.

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $1,757 and $13,444 for the three months ended November 30, 1999 and for the fiscal year ended August 31, 1999, respectively.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $300 and $2,600 for the three months ended November 30, 1999 and for the fiscal year ended August 31, 1999, respectively.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
J.P. Morgan Institutional Tax Exempt Money Market Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of J.P. Morgan Institutional Tax Exempt Money Market Fund (one of the series constituting part of J.P. Morgan Institutional Funds, hereafter referred to as the "fund") at November 30, 1999, and the results of its operations for the three months ended November 30, 1999 and for the year ended August 31, 1999, the changes in its net assets for the three months ended November 30, 1999 and for each of the two years in the period ended August 31, 1999 and the financial highlights for the three months ended November 30, 1999 and for each of the five years in the period ended August 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
January 14, 2000

The Tax Exempt Money Market Portfolio

Annual Report November 30, 1999

(The following pages should be read in conjunction with J.P. Morgan Institutional Tax Exempt Money Market Fund
Annual Financial Statements)

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                   SECURITY
    AMOUNT                                                      TYPE           MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              (UNAUDITED)         DATE               RATE              VALUE
--------------  -------------------------------------------  -----------  -------------------  ---------------    --------------
ALABAMA (3.7%)
   $24,000      Birmingham-Carraway Special Care Facilities
                  Financing Authority, (Carraway Methodist
                  Health, Series A, due 08/15/28), LOC
                  Amsouth Bank.............................     VRDN               12/01/99(a)         3.850%     $   24,000,000
    23,500      Birmingham Special Care Facilities
                  Financing Authority, (Ascension Health
                  Credit, Refunding, Series B, due
                  11/15/39)................................     VRDN               02/16/00(a)         3.800          23,500,000
     5,200      Columbia Industrial Development Board,
                  (PCR, Alabama Power Co. Project,
                  Refunding, Series C, due 10/01/22).......     VRDN               12/01/99(a)         4.000           5,200,000
    15,200      Columbia Industrial Development Board,
                  (PCR, Alabama Power Co. Project,
                  Refunding, Series D, due 10/01/22).......     VRDN               12/01/99(a)         4.000          15,200,000
     9,500      West Jefferson Industrial Development
                  Board, (PCR, Refunding, Alabama Power Co.
                  Project, due 06/01/28)...................     VRDN               12/01/99(a)         3.850           9,500,000
                                                                                                                  --------------
                                                                                                                      77,400,000
                                                                                                                  --------------

ALASKA (0.2%)
     2,200      Valdez Marine Terminal, (Refunding, Exxon
                  Pipeline Co. Project, Series A, due
                  12/01/33)................................     VRDN               12/01/99(a)         3.600           2,200,000
     1,200      Valdez Marine Terminal, (Refunding, Exxon
                  Pipeline Co. Project, Series B, due
                  12/01/33)................................     VRDN               12/01/99(a)         3.600           1,200,000
                                                                                                                  --------------
                                                                                                                       3,400,000
                                                                                                                  --------------

ARIZONA (1.1%)
     7,700      Apache County, (Industrial Development
                  Authority, Tuscon Electric Power Co.,
                  Springerville Project, due 12/01/20), LOC
                  Toronto Dominion Bank....................     VRDN               12/01/99(a)         4.000           7,700,000
     4,700      Maricopa County Pollution Control Corp.,
                  (PCR, El Paso Electric Co. Project, due
                  12/01/14), LOC Barclays Bank.............     VRDN               12/01/99(a)         3.850           4,700,000
    11,000      Maricopa County Pollution Control Corp.,
                  (PCR, El Paso Electric Co. Project,
                  Series A, due 07/01/14)..................     VRDN               12/01/99(a)         3.850          11,000,000
                                                                                                                  --------------
                                                                                                                      23,400,000
                                                                                                                  --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

PRINCIPAL                                                    SECURITY
  AMOUNT                                                      TYPE           MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION                (UNAUDITED)       DATE               RATE              VALUE
--------------  -------------------------------------------  -----------  -------------------  ---------------    --------------
CALIFORNIA (0.7%)
   $ 2,200      California Pollution Control Financing
                  Authority, (PCR, Refunding, Southern
                  California Edison, Series A, due
                  02/28/08)................................     VRDN               12/01/99(a)         3.950%     $    2,200,000
       450      California Pollution Control Financing
                  Authority, (PCR, Refunding, Southern
                  California Edison, Series C, due
                  02/28/08)................................     VRDN               12/01/99(a)         3.950             450,000
    11,100      Los Angeles Regional Airports Improvement
                  Corp., (Lease Revenue, due 12/01/25), LOC
                  Societe Generale.........................     VRDN               12/01/99(a)         3.700          11,100,000
                                                                                                                  --------------
                                                                                                                      13,750,000
                                                                                                                  --------------

COLORADO (1.1%)
     4,025      Denver City & County Airport, (Series 13,
                  due 11/01/23)............................     VRDN               12/01/99(a)         3.950           4,025,000
    18,140      Denver City & County Airport, (Series A16,
                  due 11/15/23)............................     VRDN               12/01/99(a)         4.000          18,140,000
                                                                                                                  --------------
                                                                                                                      22,165,000
                                                                                                                  --------------

DISTRICT OF COLUMBIA (0.9%)
    19,500      District of Columbia, (The American
                  University Issue, due 10/01/15), LOC
                  Deutsche Bank............................     VRDN               12/01/99(a)         3.850          19,500,000
                                                                                                                  --------------
                                                                                                                      19,500,000
                                                                                                                  --------------

FLORIDA (3.0%)
     5,800      Citrus Park Community Development District,
                  (Florida Capital Improvement Project, due
                  11/01/16), LOC Dresdner Bank.............     VRDN               12/01/99(a)         3.750           5,800,000
    22,900      Dade County Water & Sewer System Revenue,
                  (due 10/05/22), FGIC Insured.............     VRDN               12/01/99(a)         3.600          22,900,000
    10,765      Florida, (Dept. of Transportation, due
                  07/01/13)................................     VRDN               12/02/99(a)         3.960          10,765,000
     5,700      Florida Municipal Power Agency, (Refunding,
                  Sub-Stanton II Project, due 10/01/27),
                  AMBAC Insured............................     VRDN               12/01/99(a)         3.850           5,700,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

PRINCIPAL                                                    SECURITY
  AMOUNT                                                      TYPE           MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION                (UNAUDITED)       DATE               RATE              VALUE
--------------  -------------------------------------------  -----------  -------------------  ---------------    --------------
FLORIDA (CONTINUED)
   $ 1,100      Jacksonville, (PCR, Refunding, Florida
                  Power & Light Co. Project, due
                  05/01/29)................................     VRDN               12/01/99(a)         3.800%     $    1,100,000
     7,900      St. Lucie County, (PCR, Refunding, Florida
                  Power & Light Co. Project, due
                  03/01/27)................................     VRDN               12/01/99(a)         3.800           7,900,000
     4,700      Tampa Occupational License Tax, (Series A,
                  due 10/01/18), FGIC Insured..............     VRDN               12/01/99(a)         3.750           4,700,000
     2,300      University Athletic Association Inc.,
                  (Refunding, University of Florida Stadium
                  Project, due 02/01/20), LOC Suntrust
                  Bank.....................................     VRDN               12/01/99(a)         4.000           2,300,000
                                                                                                                  --------------
                                                                                                                      61,165,000
                                                                                                                  --------------

GEORGIA (7.8%)
    35,000      Burke County Development Authority.........       CP      02/04/00-02/15/00      3.673-3.674(y)       35,000,000
    27,500      Burke County Development Authority, (PCR,
                  Oglethorpe Power Corp., Series A, due
                  01/01/19), FGIC Insured..................     VRDN               12/01/99(a)         3.900          27,500,000
     4,000      DeKalb County Development Authority
                  Revenue, (Metro Atlanta YMCA Project, due
                  06/01/20), LOC Wachovia Bank of
                  Georgia..................................     VRDN               12/01/99(a)         3.800           4,000,000
    38,668      Georgia Municipal Association, (Pool Bonds
                  Certificates, due 12/15/20), MBIA
                  Insured..................................     VRDN               12/03/99(a)         3.850          38,667,514
    14,815      Metropolitan Atlanta Rapid Transit
                  Authority, (Sales Tax Revenue, due
                  07/01/20)................................     VRDN               12/02/99(a)         3.960          14,815,000
    20,000      Monroe County, (PCR, Refunding, Gulf Power
                  Co. Plant, Series 2, due 09/01/24).......     VRDN               01/25/00(a)         3.700          20,000,000
    20,800      Putnam Development Authorities.............       CP       1/26/00-02/23/00      3.645-3.674(y)       20,800,000
                                                                                                                  --------------
                                                                                                                     160,782,514
                                                                                                                  --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

PRINCIPAL                                                    SECURITY
  AMOUNT                                                      TYPE           MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION                (UNAUDITED)       DATE               RATE              VALUE
--------------  -------------------------------------------  -----------  -------------------  ---------------    --------------
ILLINOIS (7.7%)
   $30,000      Chicago, (Limited Notes, due 01/26/01), LOC
                  Westdeutche Landesbank...................       GO               01/27/00(a)         2.950%     $   29,998,584
    10,000      Chicago, (MFHR, Waveland Association
                  Project A, due 11/01/10), LOC Swiss
                  Bank.....................................     VRDN               12/01/99(a)         3.900          10,000,000
    10,000      Chicago, (MFHR, Waveland Association
                  Project B, due 11/01/10), LOC Swiss
                  Bank.....................................     VRDN               12/01/99(a)         3.900          10,000,000
     3,000      Chicago, (MFHR, Waveland Association
                  Project C, due 11/01/10), LOC Swiss
                  Bank.....................................     VRDN               12/01/99(a)         3.900           3,000,000
     3,300      Chicago, (MFHR, Waveland Association
                  Project D, due 11/01/10), LOC Swiss
                  Bank.....................................     VRDN               12/01/99(a)         3.900           3,300,000
     3,000      Chicago, (MFHR, Waveland Association
                  Project E, due 11/01/10), LOC Swiss
                  Bank.....................................     VRDN               12/01/99(a)         3.900           3,000,000
    12,600      Chicago, (MFHR, Waveland Association
                  Project F, due 11/01/10), LOC Swiss
                  Bank.....................................     VRDN               12/01/99(a)         3.900          12,600,000
     5,800      Chicago, (O'Hare International Airport,
                  General Airport, 2nd Lien, Series A, due
                  01/01/15), LOC Societe Generale..........     VRDN               12/01/99(a)         3.850           5,800,000
     4,360      Chicago, (O'Hare International Airport,
                  General Airport, 2nd Lien, Series B, due
                  01/01/15), LOC Societe Generale..........     VRDN               12/01/99(a)         3.850           4,360,000
    10,000      Illinois Development Finance Authority,
                  (Chicago Symphony Project, due 06/01/31),
                  LOC Bank of America......................     VRDN               12/01/99(a)         3.900          10,000,000
     5,200      Illinois Development Finance Authority,
                  (PCR, Illinois Power Co. Project,
                  Series B, due 11/01/28), LOC ABN AMRO
                  Bank.....................................     VRDN               12/01/99(a)         3.850           5,200,000
     2,100      Illinois Development Finance Authority,
                  (Refunding, Olin Corp. Project,
                  Series A, due 06/01/04), LOC Wachovia
                  Bank of South Carolina...................     VRDN               12/01/99(a)         3.850           2,100,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

PRINCIPAL                                                    SECURITY
  AMOUNT                                                      TYPE           MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION                (UNAUDITED)       DATE               RATE              VALUE
--------------  -------------------------------------------  -----------  -------------------  ---------------    --------------
ILLINOIS (CONTINUED)
   $   540      Illinois Development Finance Authority,
                  (Refunding, Olin Corp. Project,
                  Series D, due 03/01/16), LOC Wachovia
                  Bank of South Carolina...................     VRDN               12/01/99(a)         3.850%     $      540,000
    16,900      Illinois Educational Facilities Authority,
                  (University Pooled Financing Program, due
                  12/01/05), FGIC Insured..................     VRDN               12/01/99(a)         3.900          16,900,000
     5,905      Illinois Health Facilities Authority,
                  (Loyola University Health System, Series
                  B, due 07/01/24), MBIA Insured...........     VRDN               12/01/99(a)         3.750           5,905,000
    13,500      Illinois Toll Highway Authority,
                  (Refunding, Series B, due 01/01/10), LOC
                  Societe Generale.........................     VRDN               12/01/99(a)         3.800          13,500,000
     3,500      Joliet, (Regional Port District, Refunding,
                  Exxon Project, due 10/01/24).............     VRDN               12/01/99(a)         3.600           3,500,000
     6,065      Metropolitan Pier & Exposition Authorities,
                  (Series PZ3, due 12/15/19)...............     VRDN               12/02/99(a)         4.280           6,065,000
    10,000      Regional Transportation Authority, (due
                  06/01/25)................................     VRDN               12/02/99(a)         3.960          10,000,000
     3,000      Saint Charles, (IDR, Pier 1 Imports-Midwest
                  Project, due 12/15/26), LOC Bank One
                  Texas....................................     VRDN               12/01/99(a)         4.020           3,000,000
                                                                                                                  --------------
                                                                                                                     158,768,584
                                                                                                                  --------------

INDIANA (5.5%)
    20,000      Indiana Health Facility Financing
                  Authority, (Ascesion Health Credit,
                  Refunding, Series B, due 11/15/39).......     VRDN               02/09/00(a)         3.800          20,000,000
    70,527      Indiana Office Building Commission.........       CP               02/23/00            3.596(y)       70,527,000
     9,800      Princeton, (PCR, Refunding, PSI Energy Inc.
                  Project, due 03/01/19), LOC Canadian
                  Imperial Bank............................     VRDN               12/01/99(a)         3.650           9,800,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

PRINCIPAL                                                    SECURITY
  AMOUNT                                                      TYPE           MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION                (UNAUDITED)       DATE               RATE              VALUE
--------------  -------------------------------------------  -----------  -------------------  ---------------    --------------
INDIANA (CONTINUED)
   $ 4,050      Rockport, (PCR, Indiana and Michigan
                  Electric Co. Project, Series A, due
                  08/01/14), LOC Swiss Bank................     VRDN               12/01/99(a)         3.900%     $    4,050,000
     3,000      Rockport, (PCR, Refunding, AEP Generating
                  Co. Project, Series B, due 07/01/25),
                  AMBAC Insured............................     VRDN               12/01/99(a)         3.650           3,000,000
     6,200      South Bend Redevelopment Authority,
                  (Rental-College Football, due 02/01/19),
                  LOC Landesbank Hessen....................     VRDN               12/01/99(a)         3.900           6,200,000
                                                                                                                  --------------
                                                                                                                     113,577,000
                                                                                                                  --------------

KANSAS (0.3%)
     3,100      Burlington, (PCR, Series A7, due
                  06/01/31)................................     VRDN               12/01/99(a)         3.950           3,100,000
     3,700      Burlington, (PCR, Series A26, due
                  06/01/31)................................     VRDN               12/01/99(a)         3.950           3,700,000
                                                                                                                  --------------
                                                                                                                       6,800,000
                                                                                                                  --------------

KENTUCKY (2.4%)
    30,000      Kentucky Asset/Liability Commission,
                  (General Fund Revenue Project,
                  Series A)................................     TRAN               06/28/00            4.250          30,132,263
    13,880      Kentucky Turnpike Authority, (Resource
                  Recovery, Series 17, due 07/01/03).......     VRDN               12/01/99(a)         3.950          13,880,000
     4,500      Louisville & Jefferson County,
                  (Metropolitan Sewer District, Sewer &
                  Drain Recovery Road, Series A63, due
                  05/15/30)................................     VRDN               12/08/99(a)         3.950           4,500,000
       790      Mayfield, (Multi-City Lease Revenue,
                  Kentucky League of Cities Funding Trust,
                  due 07/01/26), LOC PNC Bank..............     VRDN               12/01/99(a)         3.950             790,000
                                                                                                                  --------------
                                                                                                                      49,302,263
                                                                                                                  --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

PRINCIPAL                                                    SECURITY
  AMOUNT                                                      TYPE           MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION                (UNAUDITED)       DATE               RATE              VALUE
--------------  -------------------------------------------  -----------  -------------------  ---------------    --------------
LOUISIANA (1.7%)
   $ 1,700      Calcasieu Parish, (Industrial Development
                  Board, Refunding, Olin Corp. Project,
                  Series B, due 02/01/16), LOC Wachovia
                  Bank.....................................     VRDN               12/01/99(a)         3.850%     $    1,700,000
     2,100      East Baton Rouge Parish, (PCR, Refunding,
                  Exxon Project, due 11/01/19).............     VRDN               12/01/99(a)         3.800           2,100,000
     7,000      Lake Charles Harbor & Terminal District,
                  (Reynolds Metals Co. Project, due
                  05/01/06), LOC Canadian Imperial Bank....     VRDN               12/01/99(a)         3.850           7,000,000
     1,700      Louisiana Offshore Terminal Authority,
                  (Deepwater Port Revenue, Refunding, First
                  Stage Loop Inc., due 09/01/06), LOC
                  Suntrust Bank Nashville..................     VRDN               12/01/99(a)         3.600           1,700,000
    17,950      Louisiana Offshore Terminal Authority,
                  (Deepwater Port Revenue, Refunding, First
                  Stage A-Loop Inc., due 09/01/08), LOC
                  Suntrust Bank Nashville..................     VRDN               12/01/99(a)         3.600          17,950,000
     3,710      Louisiana Public Facilities Authority,
                  (Kenner Hotel Ltd., due 12/01/15), LOC
                  Deutsche Bank............................     VRDN               12/01/99(a)         3.800           3,710,000
                                                                                                                  --------------
                                                                                                                      34,160,000
                                                                                                                  --------------

MARYLAND (1.0%)
    12,120      Montgomery County, (Consolidated Public
                  Improvement Bonds, due 05/01/18).........     VRDN               12/02/99(a)         3.960          12,120,000
     8,200      Montgomery County Housing Opportunities
                  Commision, (MFHR, Grosvenor, Series A,
                  due 07/15/07), FNMA Insured..............     VRDN               12/01/99(a)         3.850           8,200,000
                                                                                                                  --------------
                                                                                                                      20,320,000
                                                                                                                  --------------

MASSACHUSETTS (1.2%)
    23,800      Massachusetts Bay Transportation Authority,
                  (Series A36, Registered D Shares, due
                  09/01/00)................................     VRDN               12/08/99(a)         3.950          23,800,000
                                                                                                                  --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

PRINCIPAL                                                    SECURITY
  AMOUNT                                                      TYPE           MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION                (UNAUDITED)       DATE               RATE              VALUE
--------------  -------------------------------------------  -----------  -------------------  ---------------    --------------
MICHIGAN (0.4%)
   $ 7,200      Michigan Strategic Fund Ltd., (Lutheran
                  Homes of Michigan Project, due 09/01/17),
                  LOC NBD Bank.............................     VRDN               12/01/99(a)         3.900%     $    7,200,000
     1,500      Michigan Strategic Fund Ltd., (Reserve 1,
                  due 09/01/30), LOC Barclays Bank PLC.....     VRDN               12/01/99(a)         3.800           1,500,000
                                                                                                                  --------------
                                                                                                                       8,700,000
                                                                                                                  --------------

MINNESOTA (0.5%)
     7,750      Minneapolis & St. Paul, (Metro Airports
                  Community Airport Revenue, Series A56,
                  due 01/01/30), AMBAC Insured.............     VRDN               12/08/99(a)         3.950           7,750,000
     2,700      Minnesota Public Facilities Authority,
                  (Water Pollution Control Revenue, due
                  03/01/15), LOC Commerzbank...............     VRDN               12/02/99(a)         3.970           2,700,000
                                                                                                                  --------------
                                                                                                                      10,450,000
                                                                                                                  --------------

MISSISSIPPI (0.1%)
     1,700      Jackson County, (PCR, Refunding, Chevron
                  Project, due 12/01/16)...................     VRDN               12/01/99(a)         3.600           1,700,000
                                                                                                                  --------------
                                                                                                                       1,700,000
                                                                                                                  --------------

MISSOURI (0.6%)
     8,310      Missouri (due 08/01/20)....................     VRDN               12/02/99(a)         3.960           8,310,000
     1,600      Missouri Environmental Improvement
                  Authority & Energy Resource Authority,
                  (Refunding, Bayer Corp. Project, due
                  03/01/09)................................     VRDN               12/01/99(a)         3.900           1,600,000
     2,400      State Development Financial Board
                  Infrastructure Facilities, (City Union
                  Station, Series B, due 12/01/03), LOC
                  Canadian Imperial Bank...................     VRDN               12/01/99(a)         4.000           2,400,000
                                                                                                                  --------------
                                                                                                                      12,310,000
                                                                                                                  --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

PRINCIPAL                                                    SECURITY
  AMOUNT                                                      TYPE           MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION                (UNAUDITED)       DATE               RATE              VALUE
--------------  -------------------------------------------  -----------  -------------------  ---------------    --------------
MULTI-STATE (1.3%)
   $ 5,000      ABN AMRO Munitops Certificates Trust,
                  (Series 1999-9, 144A, due 08/08/07), LOC
                  ABN Amro Bank............................     VRDN               12/01/99(a)         4.100%     $    5,000,000
    22,000      ABN AMRO Munitops Certificates Trust,
                  (Series 1999-6, 144A, due 03/07/07)......     VRDN               12/01/99(a)         4.100          22,000,000
                                                                                                                  --------------
                                                                                                                      27,000,000
                                                                                                                  --------------

NEVADA (1.8%)
    19,900      Clark County, (Refunding, Airport
                  Improvement Revenue, Series A, due
                  07/01/12), MBIA Insured..................     VRDN               12/01/99(a)         3.750          19,900,000
     9,000      Las Vegas, Series A........................       CP               02/10/00            3.597(y)        9,000,000
     9,000      Nevada (due 11/01/20)......................     VRDN               12/02/99(a)         3.960           9,000,000
                                                                                                                  --------------
                                                                                                                      37,900,000
                                                                                                                  --------------

NEW JERSEY (3.2%)
    15,000      New Jersey.................................       CP               02/04/00            3.521(y)       15,000,000
    11,175      New Jersey.................................       GO               02/01/00            4.000          11,196,522
    14,500      New Jersey, (Series A58, due 02/01/09), LOC
                  Bayer Hypo-Vereinsbank...................       GO               12/01/99(a)         3.950          14,500,000
     6,000      New Jersey, (Series A59, due 02/01/10).....       GO               12/01/99(a)         3.950           6,000,000
    19,225      New Jersey Transportation Trust Fund, (due
                  12/15/14)................................     VRDN               12/02/99(a)         3.840          19,225,000
                                                                                                                  --------------
                                                                                                                      65,921,522
                                                                                                                  --------------

NEW MEXICO (0.2%)
     1,900      Farmington, (PCR, Refunding, Arizona Public
                  Service Co., Series A, due 05/01/24),
                  LOC Bank of America......................     VRDN               12/01/99(a)         3.600           1,900,000
     2,700      Farmington, (PCR, Refunding, Arizona Public
                  Service Co., Series B, due 09/01/24),
                  LOC Barclays Bank PLC....................     VRDN               12/01/99(a)         3.600           2,700,000
                                                                                                                  --------------
                                                                                                                       4,600,000
                                                                                                                  --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

PRINCIPAL                                                    SECURITY
  AMOUNT                                                      TYPE           MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION                (UNAUDITED)       DATE               RATE              VALUE
--------------  -------------------------------------------  -----------  -------------------  ---------------    --------------
NEW YORK (13.8%)
   $10,000      Long Island Power Authority, (New York
                  Electric Systems, Sub-Series 2, due
                  05/01/33), LOC Westduetsche Landesbank &
                  Bayerische Landesbank....................     VRDN               12/01/99(a)         3.850%     $   10,000,000
    37,000      Long Island Power Authority, (New York
                  Electric Systems, Sub-Series 7A, due
                  04/01/25), MBIA Insured..................     VRDN               12/01/99(a)         3.850          37,000,000
     8,000      Long Island Power Authority, (New York
                  Electric Systems, Sub-Series 7B, due
                  04/01/25), MBIA Insured..................     VRDN               12/01/99(a)         3.850           8,000,000
       900      New York, (Series B, due 10/01/20), FGIC
                  Insured..................................     VRDN               12/01/99(a)         4.000             900,000
     3,300      New York, (Series B, due 10/01/21), FGIC
                  Insured..................................     VRDN               12/01/99(a)         4.000           3,300,000
     5,050      New York, (Series B, due 10/01/22), FGIC
                  Insured..................................     VRDN               12/01/99(a)         4.000           5,050,000
     5,600      New York, (Series B, SubSeries B6, due
                  08/15/05), LOC MBIA......................     VRDN               12/01/99(a)         3.650           5,600,000
    11,120      New York, (Series PA 442, due 05/15/28)....     VRDN               12/02/99(a)         4.010          11,120,000
     5,000      New York City Municipal Water Finance
                  Authority, (Prerefunded, Water & Sewer
                  Systems, Series A, due 06/15/15), MBIA
                  Insured..................................       RB               06/15/00(a)         7.250           5,179,572
    15,900      New York City Municipal Water Finance
                  Authority, (Water & Sewer Systems,
                  Series SGB 27, due 06/15/24), FSA
                  Insured..................................     VRDN               12/02/99(a)         3.940          15,900,000
    24,290      New York City Municipal Water Finance
                  Authority, (Water & Sewer Systems, due
                  06/15/26), MBIA Insured..................     VRDN               12/08/99(a)         3.950          24,290,000
    15,000      New York City Municipal Water Finance
                  Authority, (Water & Sewer Systems,
                  Series A65, due 06/15/29)................     VRDN               12/01/99(a)         3.950          15,000,000
     1,450      New York City Municipal Water Finance
                  Authority, (Water & Sewer Systems,
                  Series C, due 06/15/22), FGIC Insured....     VRDN               12/01/99(a)         3.800           1,450,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

PRINCIPAL                                                    SECURITY
  AMOUNT                                                      TYPE           MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION                (UNAUDITED)       DATE               RATE              VALUE
--------------  -------------------------------------------  -----------  -------------------  ---------------    --------------
NEW YORK (CONTINUED)
   $ 1,500      New York City Municipal Water Finance
                  Authority, (Water & Sewer Systems,
                  Refunding, Series G, due 06/15/24), FGIC
                  Insured..................................     VRDN               12/01/99(a)         3.600%     $    1,500,000
     7,000      New York City Municipal Water Finance
                  Authority, (Water & Sewer Systems,
                  Series 10, due 06/15/26), FSA Insured....     VRDN               12/01/99(a)         3.950           7,000,000
     6,960      New York City Municipal Water Finance
                  Authority, (Water & Sewer Systems,
                  Series 11, due 06/15/26), FSA Insured....     VRDN               12/01/99(a)         3.950           6,960,000
    10,170      New York City Transitional Finance
                  Authority, (Future Tax Secured,
                  Series C, due 05/01/28), LOC Bayerische
                  Landesbank...............................     VRDN               12/01/99(a)         3.600          10,170,000
    25,000      New York City Transitional Finance
                  Authority, (Series A47), LOC Bank of New
                  York.....................................       RB               06/30/00            3.850          25,000,000
     9,000      New York City Transitional Finance
                  Authority, (Future Tax Secured,
                  SubSeries B2, due 11/01/26), LOC First
                  National Bank............................     VRDN               12/01/99(a)         3.600           9,000,000
     5,500      New York City Water........................       CP               12/10/99            3.530(y)        5,500,000
     8,950      New York State Energy Research &
                  Development Authority, (PCR, Niagara
                  Mohawk Power, Series A, due 07/01/15),
                  LOC Toronto Dominion Bank................     VRDN               12/01/99(a)         4.000           8,950,000
     3,500      New York State Energy Research &
                  Development Authority, (Series 19, due
                  08/15/20), AMBAC Insured.................     VRDN               12/01/99(a)         3.950           3,500,000
    23,200      New York State Local Government Assistance
                  Corp., (due 04/01/20)....................     VRDN               12/02/99(a)         3.980          23,200,000
     8,140      New York State Medical Care Facilities
                  Finance Agency, (due 02/15/29)...........     VRDN               12/02/99(a)         4.000           8,140,000
     5,000      New York State Urban Development Corp.,
                  (Series PA 429, due 01/01/28)............     VRDN               12/02/99(a)         3.980           5,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

PRINCIPAL                                                    SECURITY
  AMOUNT                                                      TYPE           MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION                (UNAUDITED)       DATE               RATE              VALUE
--------------  -------------------------------------------  -----------  -------------------  ---------------    --------------
NEW YORK (CONTINUED)
   $ 5,000      New York State Urban Development Corp.,
                  (Series SG-33, due 01/01/25).............     VRDN               12/02/99(a)         3.960%     $    5,000,000
    13,090      Port Authority of New York & New Jersey,
                  (Master Note, Series 1998-1, due
                  12/01/14)................................     VRDN               12/07/99(a)         4.136          13,090,000
    10,000      Triborough Bridge & Tunnel Authorities,
                  (General Purpose, Series C, due
                  01/01/13), AMBAC Insured.................     VRDN               12/01/99(a)         4.000          10,000,000
                                                                                                                  --------------
                                                                                                                     284,799,572
                                                                                                                  --------------

NORTH CAROLINA (4.8%)
     1,200      Charlotte, Airport Revenue, (Refunding,
                  Series A, due 07/01/16), MBIA Insured....     VRDN               12/01/99(a)         3.750           1,200,000
     5,000      Greensboro Enterprise Systems, (Series B,
                  due 06/01/22), LOC Credit Local De
                  France...................................     VRDN               12/01/99(a)         3.750           5,000,000
     9,100      North Carolina Educational Facilities
                  Finance Agency, (Bowman Grey School
                  Medical Project, due 09/01/20), LOC
                  Wachovia Bank & Trust....................     VRDN               12/02/99(a)         3.850           9,100,000
     6,000      North Carolina Educational Facilities
                  Finance Agency, (Bowman Grey School
                  Medical Project, due 09/01/26), LOC
                  Wachovia Bank & Trust....................     VRDN               12/01/99(a)         3.850           6,000,000
    10,310      North Carolina Educational Facilities
                  Finance Agency, (Elon College, due
                  01/01/21), LOC Bank of America...........     VRDN               12/01/99(a)         3.750          10,310,000
     9,350      North Carolina Educational Facilities
                  Finance Agency, (Greensboro College, due
                  09/01/27), LOC Bank of America...........     VRDN               12/01/99(a)         3.750           9,350,000
     1,250      North Carolina, (due 04/01/17).............     VRDN               12/02/99(a)         3.960           1,250,000
    27,075      North Carolina, (Public School Building
                  Bonds, Series A, due 03/01/11)...........     VRDN               12/02/99(a)         3.960          27,075,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

PRINCIPAL                                                    SECURITY
  AMOUNT                                                      TYPE           MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION                (UNAUDITED)       DATE               RATE              VALUE
--------------  -------------------------------------------  -----------  -------------------  ---------------    --------------
NORTH CAROLINA (CONTINUED)
   $11,605      North Carolina, (Public School Building
                  Bonds, due 04/01/11).....................     VRDN               12/02/99(a)         3.960%     $   11,605,000
     4,000      Wake County Industrial Facilities &
                  Pollution Control Financing Authority,
                  (Carolina Power & Light Co. Project,
                  Series A, due 05/01/15), LOC Wachovia
                  Bank.....................................     VRDN               12/01/99(a)         3.850           4,000,000
     2,300      Wake County Industrial Facilities &
                  Pollution Control Financing Authority,
                  (Refunding, Carolina Power & Light
                  Project, Series A, due 06/15/14), LOC
                  First National Bank......................     VRDN               12/08/99(a)         3.800           2,300,000
    12,200      Wake County Industrial Facilities &
                  Pollution Control Financing Authority,
                  (Refunding, Series B, due 06/15/14), LOC
                  Bank of New York.........................     VRDN               12/01/99(a)         4.000          12,200,000
                                                                                                                  --------------
                                                                                                                      99,390,000
                                                                                                                  --------------

OHIO (1.0%)
     4,900      Cleveland, (Income Tax Revenue, Refunding,
                  due 05/15/24), AMBAC Insured.............     VRDN               12/01/99(a)         3.850           4,900,000
     5,300      Hamilton County, (Hospital Facilities
                  Revenue, Health Alliance, Series A, due
                  01/01/18), MBIA Insured..................     VRDN               12/01/99(a)         3.850           5,300,000
     2,600      Ohio State Air Quality Development
                  Authorities, (Series A, due 12/01/15)....     VRDN               12/01/99(a)         3.950           2,600,000
     8,000      Warren County, (Health Care Facilities
                  Revenue, Refunding & Improvement,
                  Otterbein, Series A, due 07/01/21), LOC
                  Fifth Third Bank.........................     VRDN               12/02/99(a)         3.850           8,000,000
                                                                                                                  --------------
                                                                                                                      20,800,000
                                                                                                                  --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

PRINCIPAL                                                    SECURITY
  AMOUNT                                                      TYPE           MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION                (UNAUDITED)       DATE               RATE              VALUE
--------------  -------------------------------------------  -----------  -------------------  ---------------    --------------
PENNSYLVANIA (2.2%)
   $21,075      Delaware Valley Regional Finance Authority,
                  (Mode 1, due 08/01/16), LOC Credit Suisse
                  First Boston.............................     VRDN               12/01/99(a)         3.800%     $   21,075,000
    15,800      Delaware Valley Regional Finance Authority,
                  (Series C, due 12/01/20), LOC Credit
                  Suisse First Boston......................     VRDN               12/01/99(a)         3.800          15,800,000
     4,500      Delaware Valley Regional Finance Authority,
                  (Series D, due 12/01/20), LOC Credit
                  Suisse First Boston......................     VRDN               12/01/99(a)         3.800           4,500,000
     4,975      Pennsylvania Intergovernmental Authority,
                  (Special Tax Revenue, due 12/15/11)......     VRDN               12/02/99(a)         3.970           4,975,000
                                                                                                                  --------------
                                                                                                                      46,350,000
                                                                                                                  --------------

SOUTH CAROLINA (1.9%)
    21,500      Greenville County School District..........       GO               03/01/00            3.500          21,529,739
    15,600      South Carolina Public Service Authority,
                  (due 01/01/25)...........................     VRDN               12/01/99(a)         3.950          15,600,000
     1,750      South Carolina, (State Highway Bonds, due
                  05/01/26)................................     VRDN               12/02/99(a)         3.960           1,750,000
                                                                                                                  --------------
                                                                                                                      38,879,739
                                                                                                                  --------------

SOUTH DAKOTA (0.3%)
     6,620      Lawrence County, (PCR, Refunding, Homestake
                  Mining, Series B, due 07/01/32), LOC
                  Chase Manhattan Bank.....................     VRDN               12/01/99(a)         3.850           6,620,000
                                                                                                                  --------------

TENNESSEE (0.2%)
     1,100      Bradley County Industrial Development
                  Board, (Olin Corp. Project, Series C, due
                  11/01/17), LOC Wachovia Bank.............     VRDN               12/01/99(a)         3.850           1,100,000
     2,300      Tennessee, (Series C, due 07/02/01)........     VRDN               12/01/99(a)         3.750           2,300,000
                                                                                                                  --------------
                                                                                                                       3,400,000
                                                                                                                  --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

PRINCIPAL                                                    SECURITY
  AMOUNT                                                      TYPE           MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION                (UNAUDITED)       DATE               RATE              VALUE
--------------  -------------------------------------------  -----------  -------------------  ---------------    --------------
TEXAS (12.5%)
   $24,656      Dallas Waterworks & Sewer System...........       CP               12/15/99      3.481-3.483(y)%  $   24,656,000
    10,000      El Paso Waterworks & Sewer System..........       CP               02/15/00            3.485(y)       10,000,000
     2,540      Gulf Coast Waste Disposal Authority, (PCR,
                  Refunding, Amoco Oil Co. Project, due
                  10/01/17)................................     VRDN               12/01/99(a)         3.600           2,540,000
     2,560      Harris County Industrial Development Corp.,
                  (Refunding, Johann Haltermann Project,
                  Series A, due 04/01/08), LOC Chase Bank
                  of Texas.................................     VRDN               12/02/99(a)         4.000           2,560,000
     1,915      Harris County Industrial Development Corp.,
                  (Refunding, Johann Haltermann Project,
                  Series B, due 04/01/08), LOC Chase Bank
                  of Texas.................................     VRDN               12/02/99(a)         4.000           1,915,000
    25,000      Houston Higher Education Financial Corp.,
                  (Higher Education Revenue Trust,
                  Series A54, due 11/15/29), LIQ FAC--Bayer
                  Hypo Vereinsbank.........................     VRDN               12/01/99(a)         3.950          25,000,000
     3,400      Houston Water & Sewer Systems,
                  (Series A29, due 12/01/15)...............     VRDN               12/01/99(a)         3.950           3,400,000
    28,600      Houston Water & Sewer Systems,
                  (Series SG-120, due 12/01/23)............     VRDN               12/02/99(a)         3.960          28,600,000
    51,980      Houston Water & Sewer Systems..............       CP      02/14/00-03/03/00      3.597-3.890(y)       51,980,000
       400      Lone Star Airport Improvement Authority,
                  (Multiple Mode, Series A-1, due
                  12/01/14), LOC Royal Bank of Canada......     VRDN               12/01/99(a)         3.700             400,000
       400      Lone Star Airport Improvement Authority,
                  (Multiple Mode, Series B-1, due
                  12/01/14), LOC Royal Bank of Canada......     VRDN               12/01/99(a)         3.700             400,000
     1,400      Lone Star Airport Improvement Authority,
                  (Series B-3, due 12/01/14), LOC Royal
                  Bank of Canada...........................     VRDN               12/01/99(a)         3.700           1,400,000
     4,500      Mansfield Industrial Development Corp.,
                  (Pier 1 Import-Texas Inc. Project, due
                  11/01/26), LOC Bank One Texas............     VRDN               12/08/99(a)         4.020           4,500,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

PRINCIPAL                                                    SECURITY
  AMOUNT                                                      TYPE           MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION                (UNAUDITED)       DATE               RATE              VALUE
--------------  -------------------------------------------  -----------  -------------------  ---------------    --------------
TEXAS (CONTINUED)
   $ 3,900      Port Development Corp., (Refunding, Stolt
                  Marine Terminal Project, due 01/15/14),
                  LOC Canadian Imperial Bank...............     VRDN               12/01/99(a)         3.800%     $    3,900,000
       940      Texas Higher Education Authority Inc.,
                  (Series B, due 12/01/25), FGIC Insured...     VRDN               12/01/99(a)         3.850             940,000
    22,970      Texas, (Refunding, Veterans Housing
                  Assistance--Fund I, due 12/01/16),
                  Veterans Administration Guaranteed.......     VRDN               12/01/99(a)         3.750          22,970,000
    71,900      Texas, (Series A)..........................     TRAN               08/31/00            4.500          72,311,976
                                                                                                                  --------------
                                                                                                                     257,472,976
                                                                                                                  --------------

UTAH (1.0%)
     4,955      Carbon County, (PCR, Refunding, Pacificorp
                  Project, due 11/01/24), AMBAC Insured....     VRDN               12/01/99(a)         3.650           4,955,000
    16,000      Intermountain Power Agency.................       CP               02/10/00            3.598(y)       16,000,000
                                                                                                                  --------------
                                                                                                                      20,955,000
                                                                                                                  --------------

VERMONT (0.3%)
     6,200      Vermont Student Loan Assistance Corp., (due
                  01/01/04), LOC National Westminster
                  Bank.....................................     VRDN               12/01/99(a)         3.500           6,200,000
                                                                                                                  --------------

VIRGINIA (1.8%)
    28,725      Fairfax County, (Economic Development
                  Authority, Series A-15, due 02/01/11)....     VRDN               02/01/00(a)         3.950          28,725,000
     8,980      Metropolitan Washington D.C., (Airports
                  Authority, Series A11, Registered D
                  Shares, due 10/01/14)....................     VRDN               02/01/00(a)         3.950           8,980,000
                                                                                                                  --------------
                                                                                                                      37,705,000
                                                                                                                  --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

PRINCIPAL                                                    SECURITY
  AMOUNT                                                      TYPE           MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION                (UNAUDITED)       DATE               RATE              VALUE
--------------  -------------------------------------------  -----------  -------------------  ---------------    --------------
WASHINGTON (6.0%)
   $ 1,100      King County, (due 12/01/13), LIQ
                  FAC--Merrill Lynch.......................     VRDN               12/02/99(a)         3.960%     $    1,100,000
    16,140      Port Seattle...............................       CP               12/07/99            3.641(y)       16,140,000
    10,100      Seattle, (Water System Revenue, due
                  09/01/25), LOC Bayerische Landesbank.....     VRDN               12/01/99(a)         3.850          10,100,000
     9,705      Washington Public Power Supply Systems,
                  (Prerefunded, Nuclear Project No. 1,
                  Series C, due 07/01/08), FGIC Insured....       RB               07/01/00(a)         7.750          10,121,509
    27,010      Washington Public Power Supply Systems,
                  (Prerefunded, Nuclear Project No. 2,
                  Series A, due 07/01/12)..................       RB               07/01/00(a)         7.375          28,143,164
    17,235      Washington Public Power Supply Systems,
                  (Refunding, Project No. 2, Series 2A-1,
                  due 07/01/12), MBIA Insured..............     VRDN               12/01/99(a)         3.700          17,235,000
     7,000      Washington, (Series SG-37, due 07/01/17)...     VRDN               12/02/99(a)         3.960           7,000,000
    34,600      Washington, (Series VR-96A, due
                  06/01/20)................................     VRDN               12/01/99(a)         3.850          34,600,000
                                                                                                                  --------------
                                                                                                                     124,439,673
                                                                                                                  --------------

WEST VIRGINIA (0.0%)
       900      Marshall County, (Refunding, Bayer Corp.
                  Project, due 03/01/09)...................     VRDN               12/01/99(a)         3.900             900,000
                                                                                                                  --------------

WISCONSIN (2.4%)
    40,000      Milwaukee, (Series A)......................      RAN                2/24/00            3.500          39,965,541
     8,955      Wisconsin Health & Educational Facilities
                  Authority, (St. Luke's Medical Center,
                  Remarketed 03/10/97, due 12/01/17), LOC
                  First National Bank of Chicago...........     VRDN               12/01/99(a)         3.900           8,955,000
                                                                                                                  --------------
                                                                                                                      48,920,541
                                                                                                                  --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

PRINCIPAL                                                    SECURITY
  AMOUNT                                                      TYPE           MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION                (UNAUDITED)       DATE               RATE              VALUE
--------------  -------------------------------------------  -----------  -------------------  ---------------    --------------
WYOMING (4.2%)
   $ 4,400      Lincoln County, (PCR, Exxon Project,
                  Series B, due 11/01/14)..................     VRDN               12/01/99(a)         3.600%     $    4,400,000
     6,700      Lincoln County, (PCR, Exxon Project,
                  Series D, due 11/01/14)..................     VRDN               12/01/99(a)         3.600           6,700,000
     8,700      Sweetwater County, (PCR, Refunding,
                  Pacificorp Project, Series A, due
                  07/01/15), LOC Credit Suisse First
                  Boston...................................     VRDN               12/01/99(a)         3.750           8,700,000
     1,550      Sweetwater County, (PCR, Refunding,
                  Pacificorp Project, Series B, due
                  01/01/14), LOC Canadian Imperial Bank....     VRDN               12/01/99(a)         3.900           1,550,000
    10,000      Uinta County, (PCR, Refunding, Chevron
                  Project, due 08/15/20)...................     VRDN               05/01/00(a)         3.850          10,000,000
     1,000      Uinta County, (PCR, Refunding, Chevron
                  Project, due 12/01/22)...................     VRDN               12/01/99(a)         3.600           1,000,000
    55,000      Wyoming General Fund.......................     TRAN               06/27/00            4.000          55,200,286
                                                                                                                  --------------
                                                                                                                      87,550,286
                                                                                                                  --------------
                TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (98.8%).........................................     2,041,254,670
                OTHER ASSETS IN EXCESS OF LIABILITIES (1.2%)..................................................        25,323,438
                                                                                                                  --------------
                NET ASSETS (100.0%)...........................................................................    $2,066,578,108
                                                                                                                  ==============

------------------------------
(a)The date listed under the heading maturity date represents an optional tender date or the next interest reset date. The final maturity date is indicated in the security description.
(y) Yield to maturity.
AMBAC - Ambac Indemnity Corp.
CP - Commercial Paper.
FGIC - Financial Guaranty Insurance Co.
FNMA - Federal National Mortgage Association.
FSA - Financial Securities Assistance.
GO - General Obligation.
IDR - Industrial Development Revenue.
LIQ FAC - Liquid Facility.
LOC - Letter of Credit.
MBIA - Municipal Bond Investors Assurance Corp.
MFHR - Multi-family Housing Revenue.
PCR - Pollution Control Revenue.
RAN - Revenue Anticipation Note.
RB - Revenue Bond.
TRAN - Tax Revenue Anticipation Note.
VRDN - Variable Rate Demand Note.
144A - Securities restricted for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $2,041,254,670
Interest Receivable                                    16,187,951
Receivable for Investments Sold                         9,650,000
Prepaid Trustees' Fees                                      3,534
Prepaid Expenses and Other Assets                           9,254
                                                   --------------
    Total Assets                                    2,067,105,409
                                                   --------------
LIABILITIES
Payable to Custodian                                       71,662
Advisory Fee Payable                                      255,560
Administrative Services Fee Payable                        43,255
Administration Fee Payable                                  1,317
Fund Services Fee Payable                                   1,152
Accrued Expenses                                          154,355
                                                   --------------
    Total Liabilities                                     527,301
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $2,066,578,108
                                                   ==============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                     FOR THE THREE    FOR THE FISCAL
                                                     MONTHS ENDED       YEAR ENDED
                                                   NOVEMBER 30, 1999  AUGUST 31, 1999
                                                   -----------------  ---------------
INVESTMENT INCOME
Interest Income                                    $    $17,813,606   $  $65,736,635
                                                   ----------------   --------------
EXPENSES
Advisory Fee                                                760,119        3,052,997
Administrative Services Fee                                 128,236          542,467
Custodian Fees and Expenses                                  78,367          366,669
Professional Fees and Expenses                               33,179           54,080
Fund Services Fee                                             8,727           46,121
Administration Fee                                            4,090           20,175
Trustees' Fees and Expenses                                   3,260           22,086
Insurance Expense                                             1,776            6,448
Miscellaneous                                                 5,672            8,166
                                                   ----------------   --------------
    Total Expenses                                        1,023,426        4,119,209
                                                   ----------------   --------------
NET INVESTMENT INCOME                                    16,790,180       61,617,426
NET REALIZED LOSS ON INVESTMENTS                           (242,070)         (34,717)
                                                   ----------------   --------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                       $     16,548,110   $  $61,582,709
                                                   ================   ==============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE THREE    FOR THE FISCAL   FOR THE FISCAL
                                                     MONTHS ENDED       YEAR ENDED       YEAR ENDED
                                                   NOVEMBER 30, 1999  AUGUST 31, 1999  AUGUST 31, 1998
                                                   -----------------  ---------------  ---------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     16,790,180   $    61,617,426  $    57,780,944
Net Realized Gain (Loss) on Investments                    (242,070)          (34,717)          58,974
                                                   ----------------   ---------------  ---------------
    Net Increase in Net Assets Resulting from
      Operations                                         16,548,110        61,582,709       57,839,918
                                                   ----------------   ---------------  ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                         2,001,929,620     9,900,983,737    8,287,690,613
Withdrawals                                          (2,016,389,311)   (9,742,212,684)  (7,897,457,444)
                                                   ----------------   ---------------  ---------------
    Net Increase (Decrease) from Investors'
      Transactions                                      (14,459,691)      158,771,053      390,233,169
                                                   ----------------   ---------------  ---------------
    Total Increase in Net Assets                          2,088,419       220,353,762      448,073,087
NET ASSETS
Beginning of Period                                   2,064,489,689     1,844,135,927    1,396,062,840
                                                   ----------------   ---------------  ---------------
End of Period                                      $  2,066,578,108   $ 2,064,489,689  $ 1,844,135,927
                                                   ================   ===============  ===============

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                            FOR THE THREE     FOR THE FISCAL YEAR ENDED AUGUST 31,
                                            MONTHS ENDED     --------------------------------------
                                          NOVEMBER 30, 1999   1999    1998    1997    1996    1995
                                          -----------------  ------  ------  ------  ------  ------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                  0.20%(a)      0.20%   0.22%   0.24%   0.25%   0.25%
  Net Investment Income                         3.29%(a)      3.00%   3.38%   3.34%   3.40%   3.61%

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Tax Exempt Money Market Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The portfolio commenced operations on July 12, 1993. The portfolio's investment objective is to maximize current income that is exempt from federal income tax consistent with the preservation of capital and same-day liquidity. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio. At a meeting on November 12, 1998, the trustees elected to change the portfolios fiscal year end from August 31 to November 30.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan"), and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio pays JPMIM at an annual rate of 0.20% of the portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the three months ended November 30, 1999 and for the fiscal year ended August 31, 1999, such fees amounted to $760,119 and $3,052,997, respectively.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its

THE TAX EXEMPT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------
      allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the three months ended November 30, 1999 and for the fiscal year ended August 31, 1999, the fee for these services amounted to $4,090 and $20,175, respectively.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the three months ended November 30, 1999 and for the fiscal year ended August 31, 1999, the fee for these services amounted to $128,236 and $542,467, respectively.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $8,727 and $46,121 for the three months ended November 30, 1999 and for the fiscal year ended August 31, 1999, respectively.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,700 and $8,800 for the three months ended November 30, 1999 and for the fiscal year ended August 31, 1999, respectively.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Tax Exempt Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Tax Exempt Money Market Portfolio (the "portfolio") at November 30, 1999, and the results of its operations for the three months ended November 30, 1999 and for the year ended August 31, 1999, the changes in its net assets for the three months ended November 30, 1999 and for each of the two years in the period ended August 31, 1999 and the supplementary data for the three months ended November 30, 1999 and for each of the five years in the period ended August 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
January 14, 2000

J.P. MORGAN INSTITUTIONAL FUNDS

   PRIME MONEY MARKET FUND

   TREASURY MONEY MARKET FUND

   FEDERAL MONEY MARKET FUND

   TAX EXEMPT MONEY MARKET FUND

   TAX AWARE ENHANCED INCOME FUND: INSTITUTIONAL SHARES

   SHORT TERM BOND FUND

   BOND FUND

   GLOBAL STRATEGIC INCOME FUND

   TAX EXEMPT BOND FUND

   NEW YORK TAX EXEMPT BOND FUND

   CALIFORNIA BOND FUND: INSTITUTIONAL SHARES

   DIVERSIFIED FUND

   DISCIPLINED EQUITY FUND

   U.S. EQUITY FUND

   U.S. SMALL COMPANY FUND

   TAX AWARE DISCIPLINED EQUITY FUND: INSTITUTIONAL SHARES

   INTERNATIONAL EQUITY FUND

   EUROPEAN EQUITY FUND

   INTERNATIONAL OPPORTUNITIES FUND

   EMERGING MARKETS EQUITY FUND

   SMARTINDEX-TM-: INSTITUTIONAL SHARES

   MARKET NEUTRAL FUND: INSTITUTIONAL SHARES


FOR MORE INFORMATION ON THE J.P. MORGAN INSTITUTIONAL FUNDS,
CALL J.P. MORGAN FUNDS SERVICES AT (800)766-7722.
IM0873-I

J.P. MORGAN INSTITUTIONAL
TAX EXEMPT
MONEY MARKET
FUND

ANNUAL REPORT
NOVEMBER 30, 1999